Environmental Rehabilitation Obligation (Tables)	12 Months Ended
Mar. 31, 2025
Environmental Rehabilitation Obligation [Abstract]
Schedule of Reconciliation of Obligations Associated Retirement Properties
The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Environmental rehabilitation obligation
As at April 1, 2023	$7,318
Reclamation expenditures	(970)
Accretion of environmental rehabilitation liabilities	191
Revision of provision	259
Foreign exchange impact	(356)
As at March 31, 2024	$6,442
Reclamation expenditures	(819)
Accretion of environmental rehabilitation liabilities	139
Addition to provision	1,175
Revision to provision	2,728
Foreign exchange impact	(26)
As at March 31, 2025	$9,639